Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000020148
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(6.71%)		(0.24%)	13.22%
C000176622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	102.31%		27.44%	17.52%
C000089459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	112.05%		27.99%	17.51%
C000089460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000242810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EPI
C000205081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	24.30%		6.83%	9.15%
C000176623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000150665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000019879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000064960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	10.53%		10.25%	12.95%
C000089269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	15.40%		10.72%	12.95%
C000089491
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(2.62%)		1.21%	6.86%
C000150670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000092810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	9.07%		6.48%	8.44%
C000089464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000020148
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.06%)		0.95%	13.89%
Without Sales Load [Member] | C000176622
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.69%)		1.26%	14.23%
Without Sales Load [Member] | C000089457
Average Annual Return [Line Items]
Average Annual Return, Percent	114.66%		28.96%	18.22%
Without Sales Load [Member] | C000089459
Average Annual Return [Line Items]
Average Annual Return, Percent	113.05%		27.99%	17.51%
Without Sales Load [Member] | C000089460
Average Annual Return [Line Items]
Average Annual Return, Percent	115.31%		29.34%	18.57%
Without Sales Load [Member] | C000242810
Average Annual Return [Line Items]
Average Annual Return, Percent	21.80%	15.99%
Without Sales Load [Member] | C000205081
Average Annual Return [Line Items]
Average Annual Return, Percent	31.88%		8.11%	9.80%
Without Sales Load [Member] | C000176623
Average Annual Return [Line Items]
Average Annual Return, Percent	32.32%		8.47%	10.02%
Without Sales Load [Member] | C000150665
Average Annual Return [Line Items]
Average Annual Return, Percent	32.22%		8.37%	9.96%
Without Sales Load [Member] | C000019879
Average Annual Return [Line Items]
Average Annual Return, Percent	17.48%		11.77%	13.84%
Without Sales Load [Member] | C000064960
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%		11.57%	13.62%
Without Sales Load [Member] | C000089269
Average Annual Return [Line Items]
Average Annual Return, Percent	16.40%		10.72%	12.95%
Without Sales Load [Member] | C000089491
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%		2.50%	7.59%
Without Sales Load [Member] | C000089488
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%		2.41%	7.49%
Without Sales Load [Member] | C000150670
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%		2.84%	7.95%
Without Sales Load [Member] | C000092810
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%		2.74%	7.86%
Without Sales Load [Member] | C000089461
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%		7.75%	9.08%
Without Sales Load [Member] | C000089464
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%		8.07%	9.43%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%	17.90%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.09%		10.87%	13.72%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.09%		10.87%	13.72%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.09%		10.87%	13.72%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.09%		10.87%	13.72%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.09%		10.87%	13.72%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.09%		10.87%	13.72%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.09%		10.87%	13.72%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
ALLSPRING Index: FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	110.00%		25.53%	17.79%
ALLSPRING Index: FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	110.00%		25.53%	17.79%
ALLSPRING Index: FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	110.00%		25.53%	17.79%
ALLSPRING Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.72%		3.77%	9.88%
ALLSPRING Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.72%		3.77%	9.88%
ALLSPRING Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.72%		3.77%	9.88%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	28.09%		5.79%	9.61%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	28.09%		5.79%	9.61%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	28.09%		5.79%	9.61%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	28.09%		5.79%	9.61%
ALLSPRING Index: S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Average Annual Return, Percent	19.71%		10.87%	9.89%
ALLSPRING Index: S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Average Annual Return, Percent	19.71%		10.87%	9.89%